Financial Risk Management and Financial Instruments - Summary of Liquidity Position in Terms of Available Cash and Cash Equivalents and Short Term Investments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Liquidity Risk [Line Items]
Short term investments	€ 596	€ 692
Liquidity Position
Disclosure Of Liquidity Risk [Line Items]
Short term investments	596	692
Cash equivalents	685	585
Cash at bank and on hand	466	480
Liquidity position	€ 1,747	€ 1,757